Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000172902 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Class K Shares
Trading Symbol	BKBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$39	0.73%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 935,539,996
Holdings Count | Holding	53
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$935,539,996
Number of Portfolio Holdings	53
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
United States	64.2%
United Kingdom	9.2%
Taiwan	5.2%
France	4.4%
Germany	3.9%
Spain	3.4%
China	2.4%
Netherlands	1.9%
India	1.5%
Japan	1.3%
Other#	2.8%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Broadcom, Inc.	5.6%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
CMS Energy Corp.	3.1%
AstraZeneca PLC	3.0%
Coca-Cola Co. (The)	2.9%
Walmart, Inc.	2.7%
Apple Inc.	2.6%
Allianz SE, Registered Shares	2.5%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Broadcom, Inc.	5.6%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
CMS Energy Corp.	3.1%
AstraZeneca PLC	3.0%
Coca-Cola Co. (The)	2.9%
Walmart, Inc.	2.7%
Apple Inc.	2.6%
Allianz SE, Registered Shares	2.5%
(a)Excludes short-term securities.
C000058059 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Investor C Shares
Trading Symbol	BCBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$99	1.87%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.87%	[2]
Net Assets	$ 935,539,996
Holdings Count | Holding	53
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$935,539,996
Number of Portfolio Holdings	53
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
United States	64.2%
United Kingdom	9.2%
Taiwan	5.2%
France	4.4%
Germany	3.9%
Spain	3.4%
China	2.4%
Netherlands	1.9%
India	1.5%
Japan	1.3%
Other#	2.8%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Broadcom, Inc.	5.6%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
CMS Energy Corp.	3.1%
AstraZeneca PLC	3.0%
Coca-Cola Co. (The)	2.9%
Walmart, Inc.	2.7%
Apple Inc.	2.6%
Allianz SE, Registered Shares	2.5%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Broadcom, Inc.	5.6%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
CMS Energy Corp.	3.1%
AstraZeneca PLC	3.0%
Coca-Cola Co. (The)	2.9%
Walmart, Inc.	2.7%
Apple Inc.	2.6%
Allianz SE, Registered Shares	2.5%
(a)Excludes short-term securities.
C000058058 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Investor A Shares
Trading Symbol	BABDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$56	1.05%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[3]
Net Assets	$ 935,539,996
Holdings Count | Holding	53
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$935,539,996
Number of Portfolio Holdings	53
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
United States	64.2%
United Kingdom	9.2%
Taiwan	5.2%
France	4.4%
Germany	3.9%
Spain	3.4%
China	2.4%
Netherlands	1.9%
India	1.5%
Japan	1.3%
Other#	2.8%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Broadcom, Inc.	5.6%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
CMS Energy Corp.	3.1%
AstraZeneca PLC	3.0%
Coca-Cola Co. (The)	2.9%
Walmart, Inc.	2.7%
Apple Inc.	2.6%
Allianz SE, Registered Shares	2.5%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Broadcom, Inc.	5.6%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
CMS Energy Corp.	3.1%
AstraZeneca PLC	3.0%
Coca-Cola Co. (The)	2.9%
Walmart, Inc.	2.7%
Apple Inc.	2.6%
Allianz SE, Registered Shares	2.5%
(a)Excludes short-term securities.
C000058057 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Institutional Shares
Trading Symbol	BIBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.80%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[4]
Net Assets	$ 935,539,996
Holdings Count | Holding	53
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$935,539,996
Number of Portfolio Holdings	53
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
United States	64.2%
United Kingdom	9.2%
Taiwan	5.2%
France	4.4%
Germany	3.9%
Spain	3.4%
China	2.4%
Netherlands	1.9%
India	1.5%
Japan	1.3%
Other#	2.8%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Broadcom, Inc.	5.6%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
CMS Energy Corp.	3.1%
AstraZeneca PLC	3.0%
Coca-Cola Co. (The)	2.9%
Walmart, Inc.	2.7%
Apple Inc.	2.6%
Allianz SE, Registered Shares	2.5%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Broadcom, Inc.	5.6%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
CMS Energy Corp.	3.1%
AstraZeneca PLC	3.0%
Coca-Cola Co. (The)	2.9%
Walmart, Inc.	2.7%
Apple Inc.	2.6%
Allianz SE, Registered Shares	2.5%
(a)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.